Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments

12. Financial Instruments

Private Warrant Liabilities

Prior to the Theraplant Business Combination, Greenrose sold 1,980 thousand private warrants to Greenrose Associates, LLC (the “Sponsor”) and Imperial Capital, LLC (“Imperial”). Each private warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share.

The private warrants are identical to the public warrants as further described in Note 13, except that the private warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The private warrants are measured at fair value on a recurring basis. As of November 26, 2021 and December 31, 2021, the private warrants are classified as Level 2 due to the use of an observable market quote in an active market.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within the private warrant liabilities within the consolidated balance sheet. The private warrants are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of in financial instruments within the consolidated statements of operations.

The following table presents the changes in the fair value of private warrants:

(in thousands)	Private Warrants
Fair value as of December 31, 2021	$436
Change in fair value	59
Fair value as of March 31, 2022	$495

Warrant Liabilities

As discussed in Note 8, in connection with the Credit Agreement, on November 26, 2021, the Company entered into a warrant agreement (the “Warrant Agreement”) with the Lender to issue 2,000 thousand fully paid and nonassessable shares of the Company’s non-voting common stock. The Lender Warrants are immediately exercisable and have an exercise price of $0.01 per warrant (i.e., penny warrants). The Lender can exercise the right to purchase the common stock in part or in whole at any time or from time to time. The Lender Warrants will expire and no longer exercisable on November 25, 2026. The Lender is allowed to transfer or assign the rights of the Lender Warrants to any person or party as long as the transfer would not violate U.S. federal or state securities law.

If current U.S. federal laws regarding cannabis remain unchanged or the cultivation, manufacture, distribution, or possession of cannabis otherwise remains illegal under U.S. federal law, then upon exercise of the warrant the Lender may elect to receive a cash amount equal to the fair value of such warrants (“Cash Election”). In the case of the Cash Election, the Lender will not be able to exercise such election if the impact to the Company’s capital would be insufficient to pay its obligations in the ordinary course of business. If liquidity concerns (insufficient capital to pay its obligations in the ordinary course of business) do not allow the Company to settle the warrants in cash, then the Lender Warrants will be paid in the form of a two-year secured promissory note.

On December 31, 2021, the Company amended the Warrant Agreement (“Warrant Amendment”) by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

In connection with the funding of the Delayed Draw Term Loan, the Company issued another 550 thousand warrants with identical terms as the initial 2,000 thousand Lender Warrants as amended by the Warrant Amendment for total Lender Warrants of 2,550 thousand. The Lender warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within the warrant liabilities within the consolidated balance sheet. The Lender warrants are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of in financial instruments within the consolidated statements of operations. The change in fair value of these Lender Warrants were estimated using the Monte Carlo simulation model.

(in thousands)	Lender Warrants
Fair value as of December 31, 2021	$16,601
Change in fair value	229
Fair value as of March 31, 2022	$16,830

Derivative Liability

On October 20, 2021, in order to help facilitate the closing of the Theraplant Business Combination, the Company and an investor (the “Investor”), entered into a Non-Redemption Agreement (the “Non-Redemption Agreement”), pursuant to which the Investor agreed to purchase up to 1,000 thousand shares common stock of the Company, $0.0001 par value per share, in open market transactions or in private transactions from certain selling shareholders who are not affiliated with the Company, at a purchase price not to exceed $10.14 per share.

In connection with the entry of the Non-Redemption Agreement, Greenrose entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”) pursuant to which Greenrose agrees to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the Common Stock requested to be included in such registration statement (the “Resale Registration Statement”), and Greenrose shall use its best efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but in no event later than the 45th calendar day following the filing of the Resale Registration Statement (or, the fifth calendar day following the date on which the Company is notified by the SEC that the Resale Registration Statement will not be or is no longer subject to further review and comments.

Further, as part of the Non-Redemption Agreement, Greenrose and the Investor have agreed that Greenrose shall issue and sell to the Investor, and the Investor shall purchase from Greenrose, for the sum of $500, an aggregate of 500 thousand newly issued shares of Greenrose Common Stock (“Investor Shares”). When issued, these shares are to be subject to a lock-up and will be released based on a contractual calculation each month for six months. Any shares not released within that six-month period shall be forfeited. During the period ended December 31, 2021, the Company released 141 thousand shares from lock-up, and as of March 31, 2022 the remaining 359,053 shares were released from lock-up (“Released Shares”).

12. Financial Instruments

Private Warrant Liabilities

Prior to the Theraplant Business Combination, Greenrose sold 1,980 thousand private warrants to Greenrose Associates, LLC (the “Sponsor”) and Imperial Capital, LLC (“Imperial”). Each private warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share.

The private warrants are identical to the public warrants as further described in Note 13, except that the private warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The private warrants are measured at fair value on a recurring basis. As of November 26, 2021 and December 31, 2021, the private warrants are classified as Level 2 due to the use of an observable market quote in an active market.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within the private warrant liabilities within the consolidated balance sheet. The private warrants are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of in financial instruments within the consolidated statements of operations.

The following table presents the changes in the fair value of private warrants:

(in thousands)	Private Warrants
Fair value as of November 26, 2021	$535
Change in fair value	(99)
Fair value as of December 31, 2021	$436

Warrant Liabilities

As discussed in Note 8, in connection with the Credit Agreement, on November 26, 2021, the Company entered into a warrant agreement (the “Warrant Agreement”) with the Lender to issue 2,000 thousand fully paid and nonassessable shares of the Company’s non-voting common stock. The Lender Warrants are immediately exercisable and have an exercise price of $0.01 per warrant (i.e., penny warrants). The Lender can exercise the right to purchase the common stock in part or in whole at any time or from time to time. The Lender Warrants will expire and no longer exercisable on November 25, 2026. The Lender is allowed to transfer or assign the rights of the Lender Warrants to any person or party as long as the transfer would not violate U.S. federal or state securities law.

If current U.S. federal laws regarding cannabis remain unchanged or the cultivation, manufacture, distribution, or possession of cannabis otherwise remains illegal under U.S. federal law, then upon exercise of the warrant the Lender may elect to receive a cash amount equal to the fair value of such warrants (“Cash Election”). In the case of the Cash Election, the Lender will not be able to exercise such election if the impact to the Company’s capital would be insufficient to pay its obligations in the ordinary course of business. If liquidity concerns (insufficient capital to pay its obligations in the ordinary course of business) do not allow the Company to settle the warrants in cash, then the Lender Warrants will be paid in the form of a two-year secured promissory note.

On December 31, 2021, the Company amended the Warrant Agreement (“Warrant Amendment”) by adding a price floor to the cash election feature whereas the Lender can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

In connection with the funding of the Delayed Draw Term Loan, the Company issued another 550 thousand warrants with identical terms as the initial 2,000 thousand Lender Warrants as amended by the Warrant Amendment for total Lender Warrants of 2,550 thousand. The Lender warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within the warrant liabilities within the consolidated balance sheet. The Lender warrants are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of in financial instruments within the consolidated statements of operations. The change in fair value of these Lender Warrants were estimated using the Monte Carlo simulation model.

(in thousands)	Lender Warrants
Fair value as of November 26, 2021	$17,380
Change in fair value due to modification	6,540
Lender Warrants issued on December 31, 2021	3,581
Change in fair value	(10,900)
Fair value as of December 31, 2021	$16,601

Derivative Liability

On October 20, 2021, in order to help facilitate the closing of the Theraplant Business Combination, the Company and an investor (the “Investor”), entered into a Non-Redemption Agreement (the “Non-Redemption Agreement”), pursuant to which the Investor agreed to purchase up to 1,000 thousand shares common stock of the Company, $0.0001 par value per share, in open market transactions or in private transactions from certain selling shareholders who are not affiliated with the Company, at a purchase price not to exceed $10.14 per share.

In connection with the entry of the Non-Redemption Agreement, Greenrose entered into a Registration Rights Agreement with the Investor (the “Registration Rights Agreement”) pursuant to which Greenrose agrees to file a registration statement with the Securities and Exchange Commission (the “SEC”) covering the resale of the Common Stock requested to be included in such registration statement (the “Resale Registration Statement”), and Greenrose shall use its best efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but in no event later than the 45th calendar day following the filing of the Resale Registration Statement (or, the fifth calendar day following the date on which the Company is notified by the SEC that the Resale Registration Statement will not be or is no longer subject to further review and comments.

Further, as part of the Non-Redemption Agreement, Greenrose and the Investor have agreed that Greenrose shall issue and sell to the Investor, and the Investor shall purchase from Greenrose, for the sum of $500, an aggregate of 500 thousand newly issued shares of Greenrose Common Stock (“Investor Shares”). When issued, these shares are to be subject to a lock-up and will be released based on a contractual calculation each month for six months. Any shares not released within that six-month period shall be forfeited. During the period ended December 31, 2021, the Company released 141 thousand shares from lock-up (“Released Shares”). None of the shares have been issued or are outstanding as of and for the period ended December 31, 2021.

The Investor Shares are considered derivative liabilities in accordance with ASC 815-40, due to certain settlement provisions in the corresponding investor warrant agreement that do not meet the criteria to be classified in stockholders’ equity. Pursuant to ASC 815-40, the Investor Shares are classified as a liability at fair value on the Company’s consolidated balance sheet, and the change in the fair value of such liability in each period is recognized as a non-cash gain or loss in the Company’s consolidated statements of operations. The fair value of the liability was estimated using a Monte Carlo simulation assuming Geometric Brownian Motion (GBM) in a risk-neutral framework and is based on the present value of the average of the simulated liability across 1,000,000 simulation paths.

Investor Shares
Fair value as of November 26, 2021	$2,615
Value of Released Shares	(564)
Change in fair value	(884)
Fair value as of December 31, 2021	$1,167